Balance Sheet Components - Inventories (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials	$ 163,327		$ 127,199	$ 65,225
Work in progress	22,419		21,153	25,062
Finished goods	11,123		13,518	18,269
Service parts	8,620		7,697	6,000
Total inventories	205,489		169,567	114,556
Write-down of inventories	$ 0	$ 0	800	$ 1,900	$ 3,000
Purchase commitment shortfall penalty			$ 7,700